Tax assets and liabilities - Current tax (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Tax assets and liabilities
Current tax recoverable	$ 20	$ 11
Current tax liabilities	185	270
Provision for open tax matters	$ 42	$ 110